AB Small Cap Growth Portfolio

Portfolio of Investments

October 31, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.2%
Health Care - 25.3%
Biotechnology - 12.2%
Aimmune Therapeutics, Inc. (a)(b)	440,346	$12,250,426
Allakos, Inc. (a)(b)	147,422	10,113,149
Allogene Therapeutics, Inc. (a)(b)	340,493	9,806,198
Arena Pharmaceuticals, Inc. (b)	222,760	10,851,753
Ascendis Pharma A/S (Sponsored ADR) (b)	112,250	12,412,605
BeiGene Ltd. (Sponsored ADR) (a)(b)	84,339	11,667,457
Biohaven Pharmaceutical Holding Co., Ltd. (b)	364,240	16,725,901
Blueprint Medicines Corp. (a)(b)	234,989	16,176,643
Deciphera Pharmaceuticals, Inc. (b)	301,933	13,387,709
Gossamer Bio, Inc. (a)(b)	403,942	8,311,107
Invitae Corp. (a)(b)	921,618	14,847,266
Iovance Biotherapeutics, Inc. (a)(b)	686,360	14,502,787
Madrigal Pharmaceuticals, Inc. (a)(b)	67,250	6,215,918
Mirum Pharmaceuticals, Inc. (b)	259,683	1,864,524
Neurocrine Biosciences, Inc. (b)	156,260	15,546,307
NextCure, Inc. (a)(b)	264,902	6,622,550
Ra Pharmaceuticals, Inc. (b)	377,113	17,750,709
Rubius Therapeutics, Inc. (a)(b)	632,949	5,595,269
Sage Therapeutics, Inc. (a)(b)	51,883	7,037,929
Stemline Therapeutics, Inc. (a)(b)	852,145	8,521,450
Turning Point Therapeutics, Inc.-Class I (a)(b)	218,825	8,394,127
Ultragenyx Pharmaceutical, Inc. (a)(b)	292,809	11,753,353
Y-mAbs Therapeutics, Inc. (a)(b)	351,735	10,956,545

		251,311,682

Health Care Equipment & Supplies - 5.4%
Insulet Corp. (a)(b)	138,190	20,081,771
iRhythm Technologies, Inc. (a)(b)	381,533	25,494,035
Penumbra, Inc. (a)(b)	165,793	25,858,734
Silk Road Medical, Inc. (a)(b)	553,793	18,341,624
Tactile Systems Technology, Inc. (a)(b)	469,567	21,327,733

		111,103,897

Health Care Providers & Services - 2.4%
Guardant Health, Inc. (b)	236,799	16,457,531
LHC Group, Inc. (a)(b)	289,660	32,143,570

		48,601,101

Health Care Technology - 2.4%
Health Catalyst, Inc. (a)(b)	260,754	8,385,849
Teladoc Health, Inc. (a)(b)	532,446	40,785,363

		49,171,212

Life Sciences Tools & Services - 1.6%
10X Genomics, Inc. (b)	124,134	7,199,772
ICON PLC (b)	177,384	26,057,710

		33,257,482

Company	Shares	U.S. $ Value
Pharmaceuticals - 1.3%
Aerie Pharmaceuticals, Inc. (a)(b)	242,308	$5,376,814
Axsome Therapeutics, Inc. (a)(b)	357,470	8,607,878
GW Pharmaceuticals PLC (Sponsored ADR) (a)(b)	40,380	5,403,652
Revance Therapeutics, Inc. (a)(b)	428,858	6,715,916

		26,104,260

		519,549,634

Information Technology - 21.0%
Communications Equipment - 1.0%
Ciena Corp. (b)	560,034	20,788,462

Electronic Equipment, Instruments & Components - 3.7%
Littelfuse, Inc.	136,380	23,944,237
Novanta, Inc. (b)	354,457	31,564,396
OSI Systems, Inc. (b)	211,731	21,012,184

		76,520,817

IT Services - 0.3%
International Money Express, Inc. (b)	362,343	5,551,095

Semiconductors & Semiconductor Equipment - 6.3%
Cree, Inc. (b)	222,593	10,624,364
Inphi Corp. (b)	258,360	18,570,917
Lattice Semiconductor Corp. (b)	1,489,430	29,177,934
Monolithic Power Systems, Inc. (a)	182,829	27,409,724
Silicon Laboratories, Inc. (b)	365,652	38,846,868
Universal Display Corp. (a)	23,373	4,678,807

		129,308,614

Software - 9.7%
Anaplan, Inc. (b)	396,554	18,717,349
Aspen Technology, Inc. (b)	231,690	26,669,836
Avalara, Inc. (b)	302,250	21,459,750
Everbridge, Inc. (a)(b)	346,170	24,062,277
Five9, Inc. (b)	492,138	27,318,580
HubSpot, Inc. (b)	172,536	26,760,333
Rapid7, Inc. (a)(b)	497,030	24,896,233
RingCentral, Inc.-Class A (b)	73,075	11,803,074
Smartsheet, Inc.-Class A (b)	366,502	14,440,179
Trade Desk, Inc. (The)-Class A (a)(b)	22,592	4,536,473

		200,664,084

		432,833,072

Industrials - 19.6%
Aerospace & Defense - 4.2%
Axon Enterprise, Inc. (a)(b)	557,410	28,500,373
Hexcel Corp.	325,409	24,282,020
Mercury Systems, Inc. (a)(b)	448,774	33,056,693

		85,839,086

Company	Shares	U.S. $ Value
Building Products - 2.3%
Armstrong World Industries, Inc.	242,082	$22,641,929
Trex Co., Inc. (a)(b)	277,810	24,416,721

		47,058,650

Commercial Services & Supplies - 1.6%
Tetra Tech, Inc.	376,038	32,892,044

Industrial Conglomerates - 1.2%
Carlisle Cos., Inc.	159,502	24,287,370

Machinery - 5.6%
Chart Industries, Inc. (a)(b)	491,053	28,790,437
Gardner Denver Holdings, Inc. (a)(b)	528,955	16,836,638
IDEX Corp.	127,106	19,768,796
Nordson Corp.	162,220	25,437,718
RBC Bearings, Inc. (a)(b)	149,168	23,932,514

		114,766,103

Road & Rail - 2.1%
Knight-Swift Transportation Holdings, Inc. (a)	591,337	21,560,147
Saia, Inc. (a)(b)	248,786	22,191,711

		43,751,858

Trading Companies & Distributors - 2.6%
H&E Equipment Services, Inc.	673,033	22,842,740
SiteOne Landscape Supply, Inc. (a)(b)	353,111	31,094,955

		53,937,695

		402,532,806

Consumer Discretionary - 16.6%
Distributors - 1.3%
Pool Corp.	126,828	26,304,127

Diversified Consumer Services - 4.3%
Bright Horizons Family Solutions, Inc. (b)	203,315	30,196,344
Chegg, Inc. (b)	967,360	29,659,258
Grand Canyon Education, Inc. (b)	73,665	6,774,233
Strategic Education, Inc.	185,830	22,862,665

		89,492,500

Hotels, Restaurants & Leisure - 3.6%
OneSpaWorld Holdings Ltd. (a)(b)	1,345,410	20,921,126
Planet Fitness, Inc. (b)	450,129	28,655,212
Wingstop, Inc.	301,544	25,157,816

		74,734,154

Household Durables - 1.8%
Lovesac Co. (The) (a)(b)	727,435	11,879,013
Skyline Champion Corp. (b)	876,151	24,733,743

		36,612,756

Company	Shares	U.S. $ Value
Internet & Direct Marketing Retail - 2.0%
Etsy, Inc. (b)	308,062	$13,705,678
RealReal, Inc. (The) (a)(b)	1,152,635	26,637,395

		40,343,073

Specialty Retail - 3.6%
Dynatrace, Inc. (b)	785,893	15,898,616
Five Below, Inc. (b)	229,892	28,761,788
Sleep Number Corp. (b)	611,076	29,404,977

		74,065,381

		341,551,991

Financials - 7.4%
Banks - 1.1%
Western Alliance Bancorp	471,423	23,255,297

Capital Markets - 4.3%
Assetmark Financial Holdings, Inc. (a)(b)	568,920	15,611,165
Hamilton Lane, Inc.-Class A (a)	472,975	28,198,770
Houlihan Lokey, Inc. (a)	495,817	23,432,311
Stifel Financial Corp.	359,347	20,116,245

		87,358,491

Insurance - 2.0%
Palomar Holdings, Inc. (a)(b)	392,338	17,714,061
Trupanion, Inc. (a)(b)	1,008,371	23,898,392

		41,612,453

		152,226,241

Consumer Staples - 4.0%
Food & Staples Retailing - 2.3%
Chefs’ Warehouse, Inc. (The) (a)(b)	838,153	27,763,818
Grocery Outlet Holding Corp. (a)(b)	639,324	20,394,436

		48,158,254

Food Products - 1.7%
Freshpet, Inc. (b)	668,108	34,915,324

		83,073,578

Materials - 1.7%
Chemicals - 1.4%
Ingevity Corp. (b)	336,820	28,363,612

Containers & Packaging - 0.3%
Ranpak Holdings Corp. (a)(b)	1,161,560	6,934,513

		35,298,125

Company	Shares	U.S. $ Value
Energy - 0.6%
Energy Equipment & Services - 0.6%
DMC Global, Inc. (a)	249,450	$11,160,393

Total Common Stocks (cost $1,625,647,611)		1,978,225,840

INVESTMENT COMPANIES - 1.7%
Funds and Investment Trusts - 1.7%
iShares Russell 2000 Growth ETF (a)(c) (cost $30,627,812)	171,090	33,963,076

PREFERRED STOCKS - 0.0%
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Honest Co., Inc. (The)- Series D 0.00% (b)(d)(e)	29,639	852,895
Honest Co., Inc. (The)- Series E 0.00% (b)(d)(e)	7,460	146,599

Total Preferred Stocks (cost $1,502,384)		999,494

SHORT-TERM INVESTMENTS - 2.8%
Investment Companies - 2.8%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.78% (c)(f)(g) (cost $58,335,233)	58,335,233	58,335,233

Total Investments Before Security Lending Collateral for Securities Loaned - 100.7% (cost $1,716,113,040)		2,071,523,643

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 6.5%
Investment Companies - 6.5%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.78% (c)(f)(g) (cost $133,294,703)	133,294,703	133,294,703

Total Investments - 107.2% (cost $1,849,407,743) (h)		2,204,818,346
Other assets less liabilities - (7.2)%		(147,506,644)

Net Assets - 100.0%		$2,057,311,702

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(d)	Fair valued by the Adviser.
(e)	Illiquid security.
(f)	Affiliated investments.
(g)	The rate shown represents the 7-day yield as of period end.

(h)

As of October 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $454,714,092 and gross unrealized depreciation of investments was $(99,303,489), resulting in net unrealized appreciation of $355,410,603.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt
ETF	-	Exchange Traded Fund

Small Cap Growth Portfolio

October 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2019:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$1,978,225,840		$	– 0	–	$	– 0	–	$1,978,225,840
Investment Companies	33,963,076			– 0	–		– 0	–	33,963,076
Preferred Stocks	– 0	–		– 0	–		999,494		999,494
Short-Term Investments	58,335,233			– 0	–		– 0	–	58,335,233
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	133,294,703			– 0	–		– 0	–	133,294,703

Total Investments in Securities	2,203,818,852			– 0	–		999,494		2,204,818,346
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total	$2,203,818,852		$	– 0	–		$999,494		$2,204,818,346

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended October 31, 2019 is as follows:

Fund	Market Value 7/31/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 10/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$63,100	$140,777	$145,542	$58,335	$196
Government Money Market Portfolio*	103,925	171,001	141,631	133,295	1,294

Total	$167,025	$311,778	$287,173	$191,630	$1,490

*	Investments of cash collateral for securities lending transactions